Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2012, were as follows:

(millions)	Commitments
2013	$47.1
2014	38.8
2015	29.6
2016	18.2
2017	8.3
Thereafter	9.5

Total	$151.5

Expense Incurred for Leases

The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2012	$71.9
2011	80.8
2010	96.7